Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill	The carrying amount of goodwill is as follows:

	December 31,
	2012	2011
	(Millions)
Beginning of period	$154	$151
Acquisitions	—	3

End of period	$154	$154

Schedule of Intangible Assets

The gross carrying amount and accumulated amortization of these intangible assets are included in the accompanying consolidated balance sheets as intangible assets, net, and are as follows:

	December 31,
	2012	2011
	(Millions)
Gross carrying amount	$164	$164
Accumulated amortization	(27)	(19)

Intangible assets, net	$137	$145

Estimated Future Amortization for Intangible Assets	Estimated future amortization for these intangible assets is as follows:

Estimated Future Amortization
(Millions)
2013	$8
2014	8
2015	8
2016	8
2017	8
Thereafter	97

Total	$137